Inventories, net (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:

	December 31, 2016	December 31, 2015
	(in millions)
Fuel-retail	$1	$1
Fuel-wholesale	364	283
Fuel-consignment	5	4
Merchandise	4	3
Other	11	5
Inventories, net	$385	$296